Financial instruments and fair values - Fair Value Hierarchy (Details) - CAD ($) $ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	$ 725.4	$ 548.4
Financial liabilities	326.3	304.8
Carrying value | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	1.6	4.2
Carrying value | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	4.4	6.1
Carrying value | Revolving facility
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Carrying value | Term loan
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	145.2	137.1
Carrying value | Cash
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	88.6	95.3
Carrying value | Derivatives included in other current assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	1.8	2.8
Carrying value | Derivatives included in other long-term assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	7.0	2.1
Fair value | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	1.6	4.2
Fair value | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	4.4	6.1
Fair value | Revolving facility
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Fair value | Term loan
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	152.4	146.6
Fair value | Cash
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	88.6	95.3
Fair value | Derivatives included in other current assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	1.8	2.8
Fair value | Derivatives included in other long-term assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	7.0	2.1
Level 1 | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 1 | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 1 | Revolving facility
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 1 | Term loan
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 1 | Cash
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	88.6	95.3
Level 1 | Derivatives included in other current assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0.0	0.0
Level 1 | Derivatives included in other long-term assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0.0	0.0
Level 2 | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	1.6	4.2
Level 2 | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	4.4	6.1
Level 2 | Revolving facility
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 2 | Term loan
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 2 | Cash
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0.0	0.0
Level 2 | Derivatives included in other current assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	1.8	2.8
Level 2 | Derivatives included in other long-term assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	7.0	2.1
Level 3 | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 3 | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 3 | Revolving facility
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 3 | Term loan
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	145.2	137.1
Level 3 | Cash
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0.0	0.0
Level 3 | Derivatives included in other current assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0.0	0.0
Level 3 | Derivatives included in other long-term assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	$ 0.0	$ 0.0